Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Distribution, Selling and Administrative Costs [Member]
Leases [Line Items]
Total operating lease expense	$ 44	$ 44	$ 44